Putnam Dynamic Asset Allocation Equity Fund
The fund's portfolio
2/28/22 (Unaudited)

COMMON STOCKS (87.0%)(a)
	Shares	Value
Advertising and marketing services (0.2%)
Publicis Groupe SA (France)	2,283	$150,750

		150,750
Aerospace and defense (1.3%)
Axon Enterprise, Inc.(NON)	250	35,063
CAE, Inc. (Canada)(NON)	1,474	39,435
General Dynamics Corp.	1,062	248,986
HEICO Corp.	249	36,730
Lockheed Martin Corp.	368	159,638
Northrop Grumman Corp.	684	302,424
Raytheon Technologies Corp.	2,243	230,356

		1,052,632
Agency (—%)
Poste Italiane SpA (Italy)	1,520	17,469

		17,469
Agriculture (0.2%)
Corteva, Inc.	3,807	198,078

		198,078
Airlines (0.3%)
Copa Holdings SA Class A (Panama)(NON)	774	65,666
Southwest Airlines Co.(NON)	3,588	157,154

		222,820
Automotive (2.1%)
Ford Motor Co.	19,060	334,694
General Motors Co.(NON)	4,006	187,160
Genuine Parts Co.	579	70,731
Iveco Group NV (Italy)(NON)	1,148	9,583
Porsche Automobil Holding SE (Preference) (Germany)	925	93,998
Rivian Automotive, Inc. Class A(NON)	649	43,846
Stellantis NV (Italy)	6,414	114,854
Tesla, Inc.(NON)	704	612,783
Toyota Motor Corp. (Japan)	1,000	18,190
United Rentals, Inc.(NON)	333	107,099
Volkswagen AG (Preference) (Germany)	108	21,556
Volvo AB Class B (Sweden)	4,209	80,685
Yamaha Motor Co., Ltd. (Japan)	2,600	58,500

		1,753,679
Banking (5.5%)
Alinma Bank (Saudi Arabia)	13,521	127,941
Banco Bilbao Vizcaya Argentaria SA (Spain)	17,836	105,266
Bank Central Asia Tbk PT (Indonesia)	215,300	121,755
Bank Leumi Le-Israel BM (Israel)	9,786	105,928
Bank of America Corp.	9,575	423,215
Bank of Ireland Group PLC (Ireland)(NON)	11,036	72,765
BNP Paribas SA (France)	1,234	71,496
BOC Hong Kong Holdings, Ltd. (Hong Kong)	13,500	48,477
China Merchants Bank Co., Ltd. Class H (China)	17,500	147,679
Citigroup, Inc.	11,138	659,704
DBS Group Holdings, Ltd. (Singapore)	8,400	210,828
East West Bancorp, Inc.	872	76,352
HDFC Bank, Ltd. (India)	3,294	62,611
ICICI Bank, Ltd. (India)	18,451	181,944
Israel Discount Bank, Ltd. Class A (Israel)	7,685	50,633
JPMorgan Chase & Co.	7,053	1,000,115
KeyCorp	3,088	77,416
Mitsubishi UFJ Financial Group, Inc. (Japan)	13,900	86,389
Mizrahi Tefahot Bank, Ltd. (Israel)	245	9,576
PNC Financial Services Group, Inc. (The)	1,051	209,412
Popular, Inc. (Puerto Rico)	378	34,719
Skandinaviska Enskilda Banken AB (Sweden)	4,903	56,578
State Street Corp.	961	82,002
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,407	121,432
SVB Financial Group(NON)	53	32,118
UBS Group AG (Switzerland)	7,853	144,077
UniCredit SpA (Italy)	4,759	60,594
United Overseas Bank, Ltd. (Singapore)	5,200	114,836
Wells Fargo & Co.	599	31,969

		4,527,827
Beverage (1.4%)
Asahi Group Holdings, Ltd. (Japan)	1,700	68,917
Carlsberg A/S Class B (Denmark)	222	32,289
Coca-Cola Co. (The)	5,635	350,722
Coca-Cola Europacific Partners PLC (United Kingdom)	1,517	77,686
Coca-Cola HBC AG (Switzerland)	2,024	51,079
Diageo PLC (United Kingdom)	4,608	228,669
Keurig Dr Pepper, Inc.	3,698	143,002
PepsiCo, Inc.	1,284	210,243

		1,162,607
Biotechnology (1.2%)
Abcam PLC (United Kingdom)(NON)	1,355	22,543
Amgen, Inc.	154	34,878
Illumina, Inc.(NON)	105	34,293
Incyte Corp.(NON)	427	29,164
Moderna, Inc.(NON)	694	106,598
Regeneron Pharmaceuticals, Inc.(NON)	696	430,379
Vertex Pharmaceuticals, Inc.(NON)	1,397	321,338

		979,193
Broadcasting (—%)
Liberty Media Corp.-SiriusXM Series A(NON)	684	34,446

		34,446
Building materials (—%)
AGC, Inc. (Japan)	700	31,095

		31,095
Cable television (0.6%)
Charter Communications, Inc. Class A(NON)	264	158,870
Cogeco Communications, Inc. (Canada)	545	43,514
Comcast Corp. Class A	6,189	289,398
Liberty Global PLC Class C (United Kingdom)(NON)	1,336	34,562

		526,344
Chemicals (1.6%)
Arkema SA (France)	315	41,387
Asian Paints, Ltd. (India)	1,334	56,409
Axalta Coating Systems, Ltd.(NON)	989	26,743
Brenntag SE (Germany)	1,985	166,649
Celanese Corp.	225	31,338
Covestro AG (Germany)	1,397	73,916
Dow, Inc.	534	31,485
DuPont de Nemours, Inc.	4,023	311,260
Eastman Chemical Co.	1,109	131,383
LANXESS AG (Germany)	337	16,469
Linde PLC	262	76,575
Nitto Denko Corp. (Japan)	300	21,888
Olin Corp.	689	35,490
PPG Industries, Inc.	790	105,426
Sherwin-Williams Co. (The)	487	128,144
Shin-Etsu Chemical Co., Ltd. (Japan)	500	77,291

		1,331,853
Coal (—%)
Raspadskaya OJSC (Russia)(F)(WIS)	1,712	3,770

		3,770
Commercial and consumer services (1.6%)
Amadeus IT Holding SA Class A (Spain)(NON)	574	38,050
Aramark	2,828	104,523
Benefit One, Inc. (Japan)	300	6,918
Booking Holdings, Inc.(NON)	39	84,718
Brambles, Ltd. (Australia)	4,782	34,474
Cintas Corp.	93	34,905
CK Hutchison Holdings, Ltd. (Hong Kong)	14,500	101,590
Equifax, Inc.	277	60,480
Expedia Group, Inc.(NON)	175	34,319
FleetCor Technologies, Inc.(NON)	141	33,022
Gartner, Inc.(NON)	661	185,358
Mastercard, Inc. Class A	917	330,872
PayPal Holdings, Inc.(NON)	1,623	181,662
SGS SA (Switzerland)	23	65,414
Sofina SA (Belgium)	33	12,716

		1,309,021
Communications equipment (—%)
Ciena Corp.(NON)	543	37,152

		37,152
Computers (5.8%)
Apple, Inc.	19,570	3,231,398
Cisco Systems, Inc./Delaware	6,671	372,042
Dropbox, Inc. Class A(NON)	1,288	29,225
Fortinet, Inc.(NON)	694	239,097
Fujitsu, Ltd. (Japan)	400	58,553
Nuance Communications, Inc.(NON)	628	34,867
Roper Technologies, Inc.	78	34,961
ServiceNow, Inc.(NON)	210	121,783
Snowflake, Inc. Class A(NON)	1,139	302,587
SS&C Technologies Holdings, Inc.	461	34,561
Synopsys, Inc.(NON)	945	295,209

		4,754,283
Conglomerates (0.3%)
3M Co.	178	26,460
AMETEK, Inc.	1,402	181,966
General Electric Co.	271	25,883

		234,309
Construction (0.6%)
Compagnie de Saint-Gobain (France)	2,743	168,651
CRH PLC (Ireland)	5,394	242,939
Eiffage SA (France)	681	68,999

		480,589
Consumer (0.2%)
LVMH Moet Hennessy Louis Vuitton SA (France)	164	118,955
Pandora A/S (Denmark)	675	68,762

		187,717
Consumer finance (0.7%)
Capital One Financial Corp.	947	145,147
Discover Financial Services	200	24,688
Network International Holdings PLC (United Arab Emirates)(NON)	12,590	37,271
OneMain Holdings, Inc.	590	30,078
SLM Corp.	3,470	68,359
Synchrony Financial	492	21,048
Visa, Inc. Class A	1,314	283,982

		610,573
Consumer goods (1.3%)
Colgate-Palmolive Co.	3,594	276,558
Estee Lauder Cos., Inc. (The) Class A	364	107,864
L'Oreal SA (France)	364	144,722
Procter & Gamble Co. (The)	3,208	500,095
Unilever PLC (United Kingdom)	422	21,246

		1,050,485
Consumer services (0.6%)
Airbnb, Inc. Class A(NON)	367	55,597
JD.com, Inc. Class A (China)(NON)	2,919	105,087
MercadoLibre, Inc. (Argentina)(NON)	48	54,079
Netflix, Inc.(NON)	83	32,745
Sea, Ltd. ADR (Singapore)(NON)	121	17,618
Uber Technologies, Inc.(NON)	5,251	189,193

		454,319
Containers (—%)
Crown Holdings, Inc.	217	26,619

		26,619
Distribution (0.4%)
Copart, Inc.(NON)	1,082	132,956
Ferguson PLC (United Kingdom)	793	120,438
ITOCHU Corp. (Japan)	1,600	52,213

		305,607
Electric utilities (1.6%)
AES Corp. (The)	5,546	117,742
Ameren Corp.	1,287	110,618
American Electric Power Co., Inc.	3,648	330,691
CLP Holdings, Ltd. (Hong Kong)	7,000	71,250
Constellation Energy Corp.(NON)	1,159	53,306
DTE Energy Co.	299	36,355
Duke Energy Corp.	347	34,842
E.ON SE (Germany)	1,941	26,373
Edison International	577	36,593
Electricite De France SA (France)	4,143	37,761
Exelon Corp.	3,815	162,367
FirstEnergy Corp.	862	36,075
Fortum OYJ (Finland)	3,847	80,398
Southern Co. (The)	1,718	111,275
Xcel Energy, Inc.	522	35,146

		1,280,792
Electrical equipment (0.9%)
Allegion PLC (Ireland)	690	79,019
Daikin Industries, Ltd. (Japan)	500	92,751
Emerson Electric Co.	636	59,097
Fortive Corp.	3,040	196,840
Honeywell International, Inc.	1,288	244,398
Legrand SA (France)	449	42,119
Schneider Electric SE (France)	405	63,323

		777,547
Electronics (4.9%)
Advanced Micro Devices, Inc.(NON)	1,910	235,580
Agilent Technologies, Inc.	962	125,406
Brother Industries, Ltd. (Japan)	1,400	25,514
Cirrus Logic, Inc.(NON)	380	33,011
Contemporary Amperex Technology Co., Ltd. Class A (China)	500	42,810
Garmin, Ltd.	962	106,243
Hoya Corp. (Japan)	1,400	184,422
Intel Corp.	687	32,770
Marvell Technology, Inc.	2,060	140,760
MediaTek, Inc. (Taiwan)	3,000	118,924
Monolithic Power Systems, Inc.	80	36,696
National Instruments Corp.	855	34,328
NVIDIA Corp.	5,096	1,242,660
NXP Semiconductors NV	401	76,238
Omron Corp. (Japan)	600	40,724
Qualcomm, Inc.	4,644	798,722
Samsung Electronics Co., Ltd. (South Korea)	4,406	265,832
Samsung Electronics Co., Ltd. (Preference) (South Korea)	1,149	63,284
Shenzhen Inovance Technology Co., Ltd. Class A (China)	3,800	38,583
Shimadzu Corp. (Japan)	1,700	60,981
Sinbon Electronics Co., Ltd. (Taiwan)	5,000	48,027
Techtronic Industries Co., Ltd. (TTI) (Hong Kong)	4,000	66,632
Texas Instruments, Inc.	456	77,515
Thales SA (France)	973	111,358
Vontier Corp.	2,663	64,711

		4,071,731
Energy (oil field) (0.1%)
Halliburton Co.	3,121	104,647

		104,647
Entertainment (0.5%)
Dolby Laboratories, Inc. Class A	456	34,246
Leejam Sports Co. JSC (Saudi Arabia)	979	33,036
Live Nation Entertainment, Inc.(NON)	929	112,242
Sony Group Corp. (Japan)	2,300	235,483
Vail Resorts, Inc.	127	33,090

		448,097
Financial (1.0%)
3i Group PLC (United Kingdom)	3,433	60,726
Ally Financial, Inc.	3,323	165,818
Apollo Global Management, Inc.	2,083	135,937
Carlyle Group, Inc. (The)	741	34,731
Deutsche Boerse AG (Germany)	548	93,833
Hana Financial Group, Inc. (South Korea)	1,669	67,658
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	700	33,727
KB Financial Group, Inc. (South Korea)	1,801	90,383
LPL Financial Holdings, Inc.	180	32,571
MGIC Investment Corp.	2,240	34,003
Partners Group Holding AG (Switzerland)	73	97,767

		847,154
Food (0.7%)
China Mengniu Dairy Co., Ltd. (China)	16,000	103,769
Coles Group, Ltd. (Australia)	7,191	91,104
Dino Polska SA (Poland)(NON)	783	54,868
Hershey Co. (The)	170	34,384
Jeronimo Martins SGPS SA (Portugal)	3,184	69,249
Nestle SA (Switzerland)	1,061	138,521
Nissin Food Products Co., Ltd. (Japan)	200	15,966
Shoprite Holdings, Ltd. (South Africa)	1,694	25,210
Tyson Foods, Inc. Class A	427	39,566
Yakult Honsha Co., Ltd. (Japan)	800	43,411

		616,048
Forest products and packaging (0.3%)
Avery Dennison Corp.	397	69,951
SIG Combibloc Group AG (Switzerland)	937	20,929
WestRock Co.	743	33,636
Weyerhaeuser Co.(R)	3,196	124,260

		248,776
Gaming and lottery (0.4%)
Aristocrat Leisure, Ltd. (Australia)	2,348	64,840
Entain PLC (United Kingdom)(NON)	5,011	111,895
Flutter Entertainment PLC (Ireland)(NON)	425	60,711
La Francaise des Jeux SAEM (France)	679	27,997
OPAP SA (Greece)	2,893	41,850

		307,293
Health care services (2.4%)
AmerisourceBergen Corp.	247	35,205
Anthem, Inc.	582	262,977
Apollo Hospitals Enterprise, Ltd. (India)	1,610	102,983
Bio-Rad Laboratories, Inc. Class A(NON)	55	34,428
Cardinal Health, Inc.	663	35,809
Cigna Corp.	154	36,618
CVS Health Corp.	336	34,826
HCA Healthcare, Inc.	720	180,223
ICON PLC (Ireland)(NON)	230	54,742
IQVIA Holdings, Inc.(NON)	1,346	309,741
Laboratory Corp. of America Holdings(NON)	225	61,034
Max Healthcare Institute, Ltd. (India)(NON)	9,892	49,161
McKesson Corp.	1,337	367,622
Molina Healthcare, Inc.(NON)	296	90,834
Mouwasat Medical Services Co. (Saudi Arabia)	609	33,667
UnitedHealth Group, Inc.	624	296,943

		1,986,813
Homebuilding (0.3%)
Berkeley Group Holdings PLC (The) (United Kingdom)	432	22,391
Daiwa House Industry Co., Ltd. (Japan)	2,100	59,877
PulteGroup, Inc.	3,416	169,639
Toll Brothers, Inc.	641	34,781

		286,688
Household furniture and appliances (—%)
Dixon Technologies India, Ltd. (India)	520	30,026

		30,026
Industrial (0.6%)
Carrier Global Corp.	774	34,737
Johnson Controls International PLC	6,698	435,102

		469,839
Insurance (2.4%)
AIA Group, Ltd. (Hong Kong)	15,200	158,045
Allianz SE (Germany)	700	159,159
American Financial Group, Inc.	255	34,524
American International Group, Inc.	2,905	177,902
Assured Guaranty, Ltd.	2,831	175,437
Aviva PLC (United Kingdom)	14,523	80,937
AXA SA (France)	5,544	148,939
Berkshire Hathaway, Inc. Class B(NON)	165	53,039
Chubb, Ltd.	171	34,822
Dai-ichi Life Holdings, Inc. (Japan)	2,900	60,855
Equitable Holdings, Inc.	4,984	162,777
Fidelity National Financial, Inc.	1,647	78,463
Gjensidige Forsikring ASA (Norway)	674	16,671
Marsh & McLennan Cos., Inc.	202	31,393
MetLife, Inc.	5,201	351,328
NN Group NV (Netherlands)	206	9,838
Old Republic International Corp.	1,319	34,756
Prudential PLC (United Kingdom)	3,015	45,344
Reinsurance Group of America, Inc.	305	33,812
Unum Group	1,454	40,596
W.R. Berkley Corp.	380	34,314
Zurich Insurance Group AG (Switzerland)	79	36,098

		1,959,049
Investment banking/Brokerage (1.4%)
Ameriprise Financial, Inc.	671	201,159
BlackRock, Inc.	45	33,475
Blackstone, Inc.	286	36,456
Charles Schwab Corp. (The)	691	58,362
Evercore, Inc. Class A	281	35,690
Goldman Sachs Group, Inc. (The)	1,948	664,833
Investor AB Class B (Sweden)	4,487	90,561
SEI Investments Co.	545	31,926

		1,152,462
Lodging/Tourism (0.6%)
Hilton Worldwide Holdings, Inc.(NON)	919	136,802
InterContinental Hotels Group PLC (United Kingdom)(NON)	726	50,430
Marriott International, Inc./MD Class A(NON)	1,249	212,505
Travel + Leisure Co.	592	33,182
Wyndham Hotels & Resorts, Inc.	474	40,958

		473,877
Machinery (1.1%)
AGCO Corp.	736	88,438
Caterpillar, Inc.	159	29,825
CNH Industrial NV (United Kingdom)	9,340	131,791
Cummins, Inc.	133	27,148
Deere & Co.	1,009	363,260
Donaldson Co., Inc.	565	30,663
Ingersoll Rand, Inc.	1,148	57,997
Mitsubishi Electric Corp. (Japan)	3,600	43,389
Otis Worldwide Corp.	580	45,431
Sandvik AB (Sweden)	4,112	88,573
Toro Co. (The)	358	33,584

		940,099
Manufacturing (0.6%)
Acuity Brands, Inc.	329	60,000
Dover Corp.	193	30,274
Eaton Corp. PLC	1,043	160,924
GEA Group AG (Germany)	850	37,242
Graco, Inc.	471	33,954
Nordson Corp.	241	54,584
Parker Hannifin Corp.	66	19,562
Textron, Inc.	1,227	89,731
Toshiba Corp. (Japan)	200	7,982

		494,253
Media (0.4%)
FactSet Research Systems, Inc.	83	33,705
Interpublic Group of Cos., Inc. (The)	1,921	70,693
Universal Music Group NV (Netherlands)	6,808	153,384
Walt Disney Co. (The)(NON)	230	34,146

		291,928
Medical services (—%)
Service Corp. International	506	30,790

		30,790
Medical technology (2.4%)
Abbott Laboratories	3,704	446,776
ABIOMED, Inc.(NON)	119	36,978
Align Technology, Inc.(NON)	24	12,275
Baxter International, Inc.	406	34,498
Boston Scientific Corp.(NON)	812	35,866
Danaher Corp.	1,011	277,429
Edwards Lifesciences Corp.(NON)	1,699	190,917
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	805	15,117
Getinge AB Class B (Sweden)	1,230	47,445
Hologic, Inc.(NON)	1,050	74,729
IDEXX Laboratories, Inc.(NON)	231	122,973
Intuitive Surgical, Inc.(NON)	406	117,874
Medtronic PLC	1,741	182,788
Sartorius Stedim Biotech (France)	102	38,803
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (China)	700	36,454
Sonic Healthcare, Ltd. (Australia)	3,194	82,125
Teleflex, Inc.	109	36,658
Thermo Fisher Scientific, Inc.	342	186,048

		1,975,753
Metals (1.0%)
Anglo American PLC (United Kingdom)	1,478	75,234
BHP Group, Ltd. (Australia)	3,698	124,561
BlueScope Steel, Ltd. (Australia)	7,280	107,564
EVRAZ PLC (United Kingdom)(WIS)	4,024	7,783
Freeport-McMoRan, Inc. (Indonesia)	6,139	288,226
Rio Tinto PLC (United Kingdom)	2,342	181,776
Sibanye Stillwater, Ltd. (South Africa)	5,005	23,577

		808,721
Miscellaneous (—%)
Centre Testing International Group Co., Ltd. Class A (China)	11,002	36,390

		36,390
Natural gas utilities (0.3%)
Kinder Morgan, Inc.	5,487	95,474
Osaka Gas Co., Ltd. (Japan)	1,600	29,422
Tokyo Gas Co., Ltd. (Japan)	5,200	106,761

		231,657
Oil and gas (3.2%)
APA Corp.	1,079	38,445
BP PLC (United Kingdom)	22,178	108,137
Chevron Corp.	1,374	197,856
ConocoPhillips	3,277	310,856
DCC PLC (Ireland)	241	18,818
Enterprise Products Partners LP	3,229	78,852
EOG Resources, Inc.	540	62,057
Equinor ASA (Norway)	4,595	144,904
Exxon Mobil Corp.	4,967	389,512
Marathon Oil Corp.	1,636	36,908
Marathon Petroleum Corp.	943	73,431
Petroleo Brasileiro SA (Preference) (Brazil)	14,500	95,697
Phillips 66	587	49,449
Reliance Industries, Ltd. (India)	4,635	145,184
Reliance Industries, Ltd. GDR 144A (India)	1,044	65,430
Shell PLC (United Kingdom)	13,289	352,529
Shell PLC (United Kingdom)	6,701	177,566
Targa Resources Corp.	1,663	108,710
Valero Energy Corp.	2,003	167,271

		2,621,612
Pharmaceuticals (4.5%)
AbbVie, Inc.	3,780	558,571
AstraZeneca PLC (United Kingdom)	841	102,004
AstraZeneca PLC ADR (United Kingdom)	3,037	184,893
Bristol-Myers Squibb Co.	1,383	94,971
DexCom, Inc.(NON)	279	115,481
Eli Lilly and Co.	934	233,453
GlaxoSmithKline PLC (United Kingdom)	4,757	98,483
Ipsen SA (France)	226	26,229
Johnson & Johnson	1,476	242,905
Lonza Group AG (Switzerland)	229	159,175
Merck & Co., Inc.	9,937	760,976
Merck KGaA (Germany)	856	170,413
Novartis AG (Switzerland)	2,385	208,258
Novo Nordisk A/S Class B (Denmark)	1,968	202,649
Pfizer, Inc.	3,901	183,113
Roche Holding AG (Switzerland)	702	267,815
Sanofi (France)	1,043	109,434

		3,718,823
Power producers (0.3%)
NRG Energy, Inc.	5,642	213,493

		213,493
Publishing (0.2%)
New York Times Co. (The) Class A	767	33,740
News Corp. Class A	1,557	34,752
S&P Global, Inc.	91	34,227
Thomson Reuters Corp. (Canada)	512	51,770

		154,489
Railroads (0.9%)
CSX Corp.	8,143	276,129
Union Pacific Corp.	2,047	503,460

		779,589
Real estate (1.8%)
American Campus Communities, Inc.(R)	694	37,344
Apartment Income REIT Corp.(R)	333	17,186
AvalonBay Communities, Inc.(R)	136	32,448
Boston Properties, Inc.(R)	1,035	126,591
Brixmor Property Group, Inc.(R)	1,307	32,832
CBRE Group, Inc. Class A(NON)	1,492	144,500
CK Asset Holdings, Ltd. (Hong Kong)	14,142	89,311
Country Garden Services Holdings Co, Ltd. (China)	7,000	41,835
CubeSmart(R)	2,154	103,844
Dexus (Australia)(R)	4,074	32,486
Equity Lifestyle Properties, Inc.(R)	395	29,475
First Industrial Realty Trust, Inc.(R)	557	32,072
Gaming and Leisure Properties, Inc.(R)	4,201	190,768
Goodman Group (Australia)(R)	6,822	110,792
Iida Group Holdings Co., Ltd. (Japan)	1,200	22,145
Invitation Homes, Inc.(R)	756	28,577
Jones Lang LaSalle, Inc.(NON)	308	75,836
Lamar Advertising Co. Class A(R)	486	53,003
Life Storage, Inc.(R)	742	93,930
Link REIT (The) (Hong Kong)(R)	1,000	8,070
New Residential Investment Corp.(R)	3,301	34,264
Orion Office REIT, Inc.(NON)(R)	1,025	17,456
Prologis, Inc.(R)	238	34,712
Public Storage(R)	107	37,987
Simon Property Group, Inc.(R)	270	37,141
Starwood Property Trust, Inc.(R)	1,435	34,210
Sumitomo Realty & Development Co., Ltd. (Japan)	500	14,765

		1,513,580
Regional Bells (0.4%)
AT&T, Inc.	13,120	310,813

		310,813
Restaurants (0.7%)
Chipotle Mexican Grill, Inc.(NON)	68	103,588
Jubilant FoodWorks, Ltd. (India)	460	17,871
McDonald's Corp.	1,208	295,682
Starbucks Corp.	1,145	105,100
Wendy's Co. (The)	1,517	34,497
Yum China Holdings, Inc. (China)	350	17,798

		574,536
Retail (7.1%)
Amazon.com, Inc.(NON)	597	1,833,542
AutoZone, Inc.(NON)	162	301,869
BJ's Wholesale Club Holdings, Inc.(NON)	2,081	130,832
Costco Wholesale Corp.	394	204,585
Home Depot, Inc. (The)	481	151,914
Industria de Diseno Textil SA (Spain)	1,125	29,588
JD Sports Fashion PLC (United Kingdom)	15,099	30,245
Koninklijke Ahold Delhaize NV (Netherlands)	3,641	111,915
Li Ning Co., Ltd. (China)	8,500	84,244
Lowe's Cos., Inc.	153	33,822
Lululemon Athletica, Inc. (Canada)(NON)	371	118,698
Nike, Inc. Class B	1,116	152,390
Nitori Holdings Co., Ltd. (Japan)	500	75,463
O'Reilly Automotive, Inc.(NON)	863	560,294
Ross Stores, Inc.	336	30,707
Ryohin Keikaku Co., Ltd. (Japan)	1,000	14,745
Tapestry, Inc.	4,102	167,772
Target Corp.	2,274	454,277
TJX Cos., Inc. (The)	2,233	147,601
Walmart de Mexico (Walmex) SAB de CV (Mexico)	51,086	194,556
Walmart, Inc.	6,098	824,205
Wesfarmers, Ltd. (Australia)	2,921	102,578

		5,755,842
Semiconductor (1.3%)
Applied Materials, Inc.	1,073	143,997
ASML Holding NV (Netherlands)	328	216,218
KLA Corp.	95	33,108
Parade Technologies, Ltd. (Taiwan)	1,000	68,343
Renesas Electronics Corp. (Japan)(NON)	5,600	66,757
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	24,000	511,009
Tokyo Electron, Ltd. (Japan)	100	49,382

		1,088,814
Shipping (0.3%)
A.P. Moeller-Maersck A/S Class B (Denmark)	11	34,878
International Container Terminal Services, Inc. (Philippines)	5,750	23,688
Nippon Yusen KK (Japan)	1,400	130,478
United Parcel Service, Inc. Class B	295	62,074

		251,118
Software (7.1%)
Adobe, Inc.(NON)	1,383	646,801
Atlassian Corp PLC Class A (Australia)(NON)	599	183,126
Cadence Design Systems, Inc.(NON)	2,641	399,927
Electronic Arts, Inc.	237	30,831
Intuit, Inc.	1,459	692,106
Manhattan Associates, Inc.(NON)	356	47,590
Microsoft Corp.	10,451	3,122,353
Oracle Corp.	1,557	118,285
Oracle Corp. Japan (Japan)	600	42,692
Pearl Abyss Corp. (South Korea)(NON)	172	13,632
Sage Group PLC (The) (United Kingdom)	7,456	70,227
Square Enix Holdings Co., Ltd. (Japan)	1,300	62,822
Tata Consultancy Services, Ltd. (India)	5,016	236,666
Totvs SA (Brazil)	14,281	91,618
Workday, Inc. Class A(NON)	140	32,067

		5,790,743
Staffing (0.1%)
ManpowerGroup, Inc.	414	44,000

		44,000
Technology (0.1%)
SoftBank Group Corp. (Japan)	1,500	67,316

		67,316
Technology services (6.2%)
Accenture PLC Class A	2,434	769,193
Alibaba Group Holding, Ltd. (China)(NON)	8,277	109,304
Alphabet, Inc. Class A(NON)	544	1,469,420
Alphabet, Inc. Class C(NON)	249	671,757
Capgemini SE (France)	705	148,383
DocuSign, Inc.(NON)	815	96,520
eBay, Inc.	596	32,536
Fidelity National Information Services, Inc.	1,529	145,607
Globant SA (Argentina)(NON)	225	61,650
Kyndryl Holdings, Inc.(NON)	49	777
Meta Platforms, Inc. Class A(NON)	1,954	412,353
NAVER Corp. (South Korea)	327	87,458
Nomura Research Institute, Ltd. (Japan)	2,400	83,814
Palo Alto Networks, Inc.(NON)	378	224,627
Pinterest, Inc. Class A(NON)	6,190	165,583
Roku, Inc.(NON)	161	22,464
salesforce.com, Inc.(NON)	647	136,213
SCSK Corp. (Japan)	900	15,403
Tencent Holdings, Ltd. (China)	5,700	309,790
Vimeo, Inc.(NON)	2,493	32,384
Zebra Technologies Corp. Class A(NON)	174	71,921

		5,067,157
Telecommunications (0.9%)
American Tower Corp.(R)	1,131	256,590
Crown Castle International Corp.(R)	1,041	173,420
Koninklijke KPN NV (Netherlands)	17,054	58,281
MTN Group, Ltd. (South Africa)(NON)	3,670	46,481
SK Telecom Co., Ltd. (South Korea)	686	31,187
T-Mobile US, Inc.(NON)	703	86,617
Telstra Corp., Ltd. (Australia)	38,142	110,010

		762,586
Telephone (0.5%)
KDDI Corp. (Japan)	4,400	143,942
Verizon Communications, Inc.	4,523	242,749

		386,691
Textiles (0.1%)
Hermes International (France)	75	102,569

		102,569
Tire and rubber (0.1%)
CIE Generale Des Etablissements Michelin SCA (France)	546	75,107

		75,107
Tobacco (0.6%)
Imperial Brands PLC (United Kingdom)	4,026	88,481
Philip Morris International, Inc.	3,833	387,401
Swedish Match AB (Sweden)	5,898	43,081

		518,963
Toys (0.2%)
Nintendo Co., Ltd. (Japan)	300	151,667

		151,667
Transportation services (0.3%)
Deutsche Post AG (Germany)	3,662	185,408
Ryder System, Inc.	463	36,503
Yamato Holdings Co., Ltd. (Japan)	1,600	31,269

		253,180
Trucks and parts (—%)
Koito Manufacturing Co., Ltd. (Japan)	700	36,187

		36,187
Waste Management (0.3%)
Clean Harbors, Inc.(NON)	342	32,637
Republic Services, Inc.	1,095	131,707
Waste Connections, Inc.	506	62,486

		226,830

Total common stocks (cost $53,219,079)		$71,779,372

INVESTMENT COMPANIES (2.5%)(a)
	Shares	Value
iShares Core MSCI Emerging Markets ETF	1,987	$113,716
iShares MSCI AEFE ETF	760	55,647
iShares MSCI Taiwan ETF (Taiwan)	564	36,051
SPDR S&P 500 ETF Trust	3,803	1,660,504
SPDR S&P MidCap 400 ETF Trust	469	227,671

Total investment companies (cost $2,033,765)		$2,093,589

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value
Danaher Corp. 5.00% cv. pfd.	50	$74,462
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	81	87,602

Total convertible preferred stocks (cost $134,129)		$162,064

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Call)	Sep-22/$5164.43	$2,348,806	$537	$9,507

Total purchased options outstanding (cost $15,499)				$9,507

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Occidental Petroleum Corp.	8/3/27	$22.00	49	$1,115

Total warrants (cost $243)				$1,115

SHORT-TERM INVESTMENTS (10.3%)(a)
		Principal amount/shares	Value
Interest in $262,174,000 joint tri-party repurchase agreement dated 2/28/2022 with BofA Securities, Inc. due 3/1/2022 - maturity value of $4,300,006 for an effective yield of 0.050% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 2.000% to 3.000% and due dates ranging from 6/20/2050 to 8/20/2050, valued at $267,417,480)		$4,300,000	$4,300,000
Putnam Short Term Investment Fund Class P 0.12%(AFF)	Shares	3,500,000	3,500,000
U.S. Treasury Bills 0.035%, 4/21/22(SEG)		$400,000	399,898
U.S. Treasury Bills 0.082%, 5/19/22(SEG)		300,000	299,800

Total short-term investments (cost $8,499,926)			$8,499,698
TOTAL INVESTMENTS

Total investments (cost $63,902,641)			$82,545,345

	FORWARD CURRENCY CONTRACTS at 2/28/22 (aggregate face value $14,808,327) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/20/22	$202,203	$199,351	$2,852
		British Pound	Buy	3/16/22	100,490	100,328	162
		Euro	Buy	3/16/22	867,215	879,154	(11,939)
		Swiss Franc	Buy	3/16/22	27,713	27,592	121
		Swiss Franc	Sell	3/16/22	27,713	27,719	6
	Barclays Bank PLC
		British Pound	Buy	3/16/22	140,338	139,252	1,086
		British Pound	Sell	3/16/22	140,338	138,223	(2,115)
		Euro	Buy	3/16/22	108,037	108,850	(813)
		Euro	Sell	3/16/22	108,037	109,434	1,397
		Swiss Franc	Buy	3/16/22	93,176	92,776	400
		Swiss Franc	Sell	3/16/22	93,176	93,228	52
	Citibank, N.A.
		British Pound	Buy	3/16/22	315,693	313,325	2,368
		British Pound	Sell	3/16/22	315,693	311,413	(4,280)
		Danish Krone	Sell	3/16/22	93,510	94,756	1,246
		Euro	Buy	3/16/22	277,216	281,710	(4,494)
		Japanese Yen	Buy	5/18/22	681,529	684,958	(3,429)
		Swedish Krona	Buy	3/16/22	40,988	42,704	(1,716)
		Swedish Krona	Sell	3/16/22	40,988	42,980	1,992
		Swiss Franc	Buy	3/16/22	164,204	163,500	704
		Swiss Franc	Sell	3/16/22	164,204	164,233	29
	Credit Suisse International
		British Pound	Buy	3/16/22	90,294	89,082	1,212
		British Pound	Sell	3/16/22	90,294	89,603	(691)
		Euro	Buy	3/16/22	10,882	10,964	(82)
		Euro	Sell	3/16/22	10,882	11,023	141
	Goldman Sachs International
		British Pound	Sell	3/16/22	190,918	187,283	(3,635)
		Euro	Buy	3/16/22	390,077	393,025	(2,948)
		Euro	Sell	3/16/22	390,077	395,176	5,099
		Norwegian Krone	Buy	3/16/22	74,100	72,495	1,605
		Norwegian Krone	Sell	3/16/22	74,100	72,121	(1,979)
		South African Rand	Buy	4/20/22	28,116	27,234	882
		Swiss Franc	Buy	3/16/22	122,744	122,525	219
	HSBC Bank USA, National Association
		British Pound	Sell	3/16/22	433,625	431,446	(2,179)
		Chinese Yuan (Offshore)	Buy	5/18/22	591,656	586,829	4,827
		Euro	Buy	3/16/22	266,221	271,179	(4,958)
		Swedish Krona	Buy	3/16/22	30,331	31,841	(1,510)
		Swiss Franc	Buy	3/16/22	120,780	120,257	523
		Swiss Franc	Sell	3/16/22	120,780	120,844	64
	JPMorgan Chase Bank N.A.
		British Pound	Buy	3/16/22	620,518	615,935	4,583
		Euro	Sell	3/16/22	322,876	328,706	5,830
		Norwegian Krone	Sell	3/16/22	51,472	49,768	(1,704)
		Singapore Dollar	Buy	5/18/22	12,096	12,197	(101)
		South Korean Won	Sell	5/18/22	50,705	50,815	110
		Swiss Franc	Buy	3/16/22	163,877	163,198	679
	Morgan Stanley & Co. International PLC
		British Pound	Buy	3/16/22	119,810	118,207	1,603
		British Pound	Sell	3/16/22	119,810	117,978	(1,832)
		Euro	Sell	3/16/22	259,490	262,260	2,770
		Swedish Krona	Buy	3/16/22	94,870	99,344	(4,474)
		Swedish Krona	Sell	3/16/22	94,870	98,905	4,035
		Swiss Franc	Buy	3/16/22	441,879	440,597	1,282
	NatWest Markets PLC
		Australian Dollar	Buy	4/20/22	169,932	167,562	2,370
		British Pound	Buy	3/16/22	52,996	52,259	737
		British Pound	Sell	3/16/22	52,996	52,589	(407)
		Euro	Sell	3/16/22	306,385	309,662	3,277
		Japanese Yen	Buy	5/18/22	250,385	251,606	(1,221)
		Swiss Franc	Sell	3/16/22	418,530	417,638	(892)
	State Street Bank and Trust Co.
		British Pound	Sell	3/16/22	338,367	336,518	(1,849)
		Euro	Buy	3/16/22	390,637	391,375	(738)
		Swedish Krona	Buy	3/16/22	123,850	130,164	(6,314)
		Swiss Franc	Buy	3/16/22	328,627	328,827	(200)
		Swiss Franc	Sell	3/16/22	328,627	327,184	(1,443)
	Toronto-Dominion Bank
		British Pound	Buy	3/16/22	219,496	217,822	1,674
		British Pound	Sell	3/16/22	219,496	216,308	(3,188)
		Euro	Buy	3/16/22	151,229	152,484	(1,255)
		Euro	Sell	3/16/22	151,229	153,123	1,894
		Hong Kong Dollar	Sell	5/18/22	199,699	200,271	572
		Norwegian Krone	Buy	3/16/22	42,024	40,709	1,315
		Norwegian Krone	Sell	3/16/22	42,024	40,973	(1,051)
	UBS AG
		British Pound	Buy	3/16/22	275,577	271,870	3,707
		British Pound	Sell	3/16/22	275,577	273,455	(2,122)
		Canadian Dollar	Sell	4/20/22	129,171	128,512	(659)
		Euro	Sell	3/16/22	601,101	605,631	4,530
		Swiss Franc	Buy	3/16/22	546	543	3
		Swiss Franc	Sell	3/16/22	546	546	—
	WestPac Banking Corp.
		Australian Dollar	Sell	4/20/22	251,192	247,685	(3,507)
		British Pound	Buy	3/16/22	63,058	62,434	624
		Euro	Buy	3/16/22	12,004	12,093	(89)
		Euro	Sell	3/16/22	12,004	12,161	157

	Unrealized appreciation						68,739

	Unrealized (depreciation)						(79,814)

	Total						$(11,075)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 2/28/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	1	$108,955	$107,990	Mar-22	$(6,371)
Russell 2000 Index E-Mini (Long)	44	4,505,796	4,497,900	Mar-22	(358,017)
S&P 500 Index E-Mini (Long)	17	3,717,849	3,712,800	Mar-22	(244,273)

Unrealized appreciation					—

Unrealized (depreciation)					(608,661)

Total					$(608,661)

WRITTEN OPTIONS OUTSTANDING at 2/28/22 (premiums $5,370) (Unaudited)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Call)	Sep-22/$5388.97	$2,348,806	$537	$4,000

Total				$4,000

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
JSC	Joint Stock Company
OJSC	Open Joint Stock Company
SPDR	S&P Depository Receipts
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2021 through February 28, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $82,503,011.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/22
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,043,590	$17,833,750	$18,877,340	$480	$—
	Putnam Short Term Investment Fund**	3,522,079	20,115,205	20,137,284	3,238	3,500,000

	Total Short-term investments	$4,565,669	$37,948,955	$39,014,624	$3,718	$3,500,000
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund did not have any securities on loan.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $453,808.
(WIS)	When-issued security.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $44,553 to cover certain derivative contracts and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	77.2%
	Japan	3.2
	United Kingdom	3.0
	France	2.1
	Switzerland	1.4
	China	1.3
	Germany	1.3
	Australia	1.3
	India	1.1
	Taiwan	0.9
	South Korea	0.8
	Hong Kong	0.7
	Netherlands	0.7
	Ireland	0.6
	Indonesia	0.5
	Sweden	0.5
	Other	3.4

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $28,259 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,515,420	$1,552,597	$—
Capital goods	3,480,649	543,357	—
Communication services	1,596,533	389,901	—
Conglomerates	234,309	—	—
Consumer cyclicals	8,686,194	2,541,597	—
Consumer staples	3,397,161	1,645,904	—
Energy	1,713,691	1,012,568	3,770
Financials	7,230,565	3,380,080	—
Government	—	17,469	—
Health care	6,952,281	1,739,091	—
Miscellaneous		36,390
Technology	17,592,336	3,284,860
Transportation	1,100,986	405,721	—
Utilities and power	1,373,977	351,965	—

Total common stocks	54,874,102	16,901,500	3,770
Convertible preferred stocks	—	162,064	—
Investment companies	2,093,589	—	—
Purchased options outstanding	—	9,507	—
Warrants	1,115	—	—
Short-term investments	—	8,499,698	—

Totals by level	$56,968,806	$25,572,769	$3,770
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(11,075)	$—
Futures contracts	(608,661)	—	—
Written options outstanding	—	(4,000)	—

Totals by level	$(608,661)	$(15,075)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$200
Purchased currency option contracts (contract amount)	$1,300,000
Written equity option contracts (contract amount)	$200
Written currency option contracts (contract amount)	$980,000
Futures contracts (number of contracts)	60
Forward currency contracts (contract amount)	$52,800,000
OTC total return swap contracts (notional)	$1,200,000
Warrants (number of warrants)	50
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com